LEASE - Land use rights (before 1 January 2019) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Land Use Rights	¥ 4,306,865
Land use right | Restatement
Disclosure of quantitative information about right-of-use assets [line items]
Land Use Rights	4,306,865	¥ 3,604,201
Land use right | Restatement | Leases less than 10 years
Disclosure of quantitative information about right-of-use assets [line items]
Land Use Rights	768,153
Land use right | Restatement | Between 10 to 50 years
Disclosure of quantitative information about right-of-use assets [line items]
Land Use Rights	2,753,882
Land use right | Restatement | Over 50 years
Disclosure of quantitative information about right-of-use assets [line items]
Land Use Rights	¥ 784,830